Equity - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2020 CLP ($) shares	Dec. 31, 2019 CLP ($)	Dec. 20, 2017 CLP ($)
Disclosure Of Shareholders Equity [Line Items]
Issued capital			$ 3,882,103,470,000	$ 3,882,103,470,000	$ 1,891,727,278,668
Issuance of new shares		$ 665,829,207,000
Valuation of capital increase due to the merger		1,071,727,279,000
Payment by minority shareholders	$ 3,924,530
Share repurchase		72,388,009,000
Enel Generación Chile S.A. [Member]
Disclosure Of Shareholders Equity [Line Items]
Restricted net asset value			712,519,037,000	$ 752,696,419,000
Enel Chile SA [Member]
Disclosure Of Shareholders Equity [Line Items]
Issued capital			$ 3,882,103,470,000
Number of shares outstanding | shares			69,166,557,220
Treasury shares.		$ 72,388,009,000
Treasury shares held | shares			967,520,597